UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2005
                                                ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
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Address:   535 Madison Avenue 26th Floor
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
           --------------------------------------------------
Title:     Senior Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ David O Connor          New York, New York            2/14/06
       ------------------------   ------------------------------  ----------






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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:          20
                                               -------------

Form 13F Information Table Value Total:           $510,508
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        Name of          Title of                 Value   Shrs of   SH/     PUT/  Investme Other
         Issuer            Class       CUSIP    (x1000)   PRN AMT   PRN    CALL   DiscretiManagers  Sole   Shared   None
APARTMENT INV & MGMT CO     COM      04738R101    24895738  657400                Sole            Sole
ATLANTIC REALTY TRUST       COM      048798102    11316776  504088                Sole            Sole
AVALONBAY COMMUNITIES IN    COM      053484101      260967    2924                Sole            Sole
BRE PROPERTIES              COM      05564E106    45298080  996000                Sole            Sole
EQUITY OFFICE PROPERTIES    COM      294741103    26872380  886000                Sole            Sole
FAIRMONT HOTELS & RESORT    COM      305204109    58010985 1367861                Sole            Sole
FELCOR LODGING              COM      31430F101    25948532 1507759                Sole            Sole
HIGHWOODS PROPERTIES        COM      431284108     3994380  140400                Sole            Sole
INTERSTATE HOTELS & RESR    COM      46088S106     7672304 1755676                Sole            Sole
MERISTAR HOSPITALITY        COM      58984Y103    11157800 1187000                Sole            Sole
99 CENTS ONLY STORES        COM      65440k106     2159990  206500                Sole            Sole
POST PROPERTIES INC         COM      737464107    94190554 2357711                Sole            Sole
RECKSON ASSOCIATES REALT    COM      75621K106    41690026 1158700                Sole            Sole
SHURGARD STORAGE CENTERS    COM      82567D104    29503151  520246                Sole            Sole
SIX FLAGS INC               COM      83001P109     6238161  809100                Sole            Sole
STRATUS PPTYS INC           COM      863167201    13308459  570444                Sole            Sole
SUN COMMUNITIES             COM      866674104    55755347 1775648                Sole            Sole
TAUBMAN CENTERS INC         COM      876664103    11259000  324000                Sole            Sole
THOMAS PROPERTY GROUP       COM      884453101    35627500 2850200                Sole            Sole
URSTADT BIDDLE PROPERTIE    COM      917286205     5347679  329900                Sole            Sole
